Equity (Details 2) (Detail Text) $ / shares in Units, R$ in Thousands, $ in Millions									1 Months Ended	2 Months Ended		12 Months Ended
	Feb. 28, 2026 BRL (R$) shares	Dec. 30, 2025 BRL (R$) $ / shares	Sep. 06, 2025 BRL (R$)	Sep. 06, 2025 $ / shares	Aug. 13, 2025 BRL (R$)	Aug. 13, 2025 $ / shares	May 29, 2025 BRL (R$)	May 13, 2025 BRL (R$) shares	Feb. 28, 2026 BRL (R$) shares	Nov. 30, 2025 BRL (R$)	Nov. 30, 2025 $ / shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 30, 2018 BRL (R$)
Disclosure of classes of share capital [line items]
Capital reserve mevement related to the costs for the establishment of the FIDM and FIDC												R$ 2,368	R$ 475
Equity-settled expenses recognized												112,098	178,692
Social charges												R$ 60,221	R$ 50,810
Long-Term Incentive Plan | shares												3,067,000	3,200,000
Shares granted percentage of total shares												0.92%			0.92%
Shares granted | shares												2,797,058
Foreign currency gain on conversion												R$ 117	R$ 767
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax												95	796
Accumulated losses on financial assets measured at fair value through other comprehensive income, net of tax												120,588	86,270
Unrealized fair value adjustment gain on SWAPs														R$ (22,372)
EquityValuationAdjustment												22,372	22,372
Treasury shares												1,329,378	1,367,678		$ 250	R$ 200,000
Unrealized gains (losses) on cash flow hedge instruments (SWAPs), net of taxes												(4,588)	2,266
Dividend paid per share | $ / shares		$ 0.12		$ 0.14		$ 0.12					$ 0.12
Dividend paid date			September 6, 2025		August 13, 2025					October and November, 2025
Dividend paid			R$ 236,037		R$ 195,164					R$ 185,854		617,055	0	0
Dividends payables		$ 184,686
Purchase of treasury shares												R$ 1,330,183	784,459	R$ 399,408
Shares, Share cancellation (in shares) | shares												(23,930,000)
Share based long-term incentive plan and goals related social charges, including withholding income tax												R$ 60,221	R$ 50,810
Controlling shareholders
Disclosure of classes of share capital [line items]
Dividend paid			94,920		81,200					76,650
Dividends payables		83,594
Third-party shareholders
Disclosure of classes of share capital [line items]
Dividend paid			R$ 141,117		R$ 113,964					R$ 109,204
Dividends payables		$ 101,093
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Common Shares | shares	290,677,709								290,677,709
Dividend paid	R$ 171,985								R$ 171,985
Shares, Share cancellation (in shares) | shares									15,000,000
Share capital, shares | shares	290,677,709								290,677,709
Major ordinary share transactions [member] | Controlling shareholders
Disclosure of classes of share capital [line items]
Dividend paid									R$ 97,548
Major ordinary share transactions [member] | Third-party shareholders
Disclosure of classes of share capital [line items]
Dividend paid									R$ 74,437
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Long-Term Incentive Plan | shares												3,067,643	3,200,293
Shares granted percentage of total shares												0.93%			0.93%
Shares issued percentage of total shares													1.00%
Share-based long-term incentive plan(LTIP) | Top of range
Disclosure of classes of share capital [line items]
Percentage of stock												3.00%			3.00%
Share-based long-term incentive plan(LTIP) | Bottom of range
Disclosure of classes of share capital [line items]
Percentage of stock												1.00%			1.00%
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares								305,677,709				305,677,709			305,677,709
Common shares, per value/$ per shares | $ / shares															$ 0.000025
Shares, Share cancellation (in shares) | shares								23,930,715
Amount, Share cancellation								R$ 1,208,680
Share capital, shares | shares								305,677,709				305,677,709			305,677,709
Class A common shares [Member]
Disclosure of classes of share capital [line items]
Purchase of treasury shares							R$ 200,000
Class A common shares [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Common Shares | shares	170,218,201								170,218,201
Share capital, shares | shares	170,218,201								170,218,201
Class A common shares [Member] | Top of range | Third share repurchase program [member]
Disclosure of classes of share capital [line items]
Purchase of treasury shares							R$ 200,000